Non-operating expenses	6 Months Ended
Jun. 30, 2025
Non-operating Expenses
Non-operating expenses

Note  30.   Non-operating expenses

Non-operating expenses consisted of the following:

	Unaudited 6 months ended June 30,
USD'000	2025	2024
Foreign exchange losses	1,279	3
Financial charges	198	2
Interest expense	10	361
Other	—	6
Total non-operating expenses	1,487	372